Public Housing Capital Fund Trusts Mark to Market PHC (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value	$ 61,263,123	$ 62,056,379
Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for amortization of premium and discounts	59,887,921	65,901,114
Unrealized Gain	1,375,202	0
Unrealized Loss	0	(3,844,735)
Estimated Fair Value	61,263,123	62,056,379
Public Housing Capital Fund Trust I [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for amortization of premium and discounts	27,414,100	27,979,527
Unrealized Gain	933,789	0
Unrealized Loss	0	(1,284,873)
Estimated Fair Value	28,347,889	26,694,654
Public Housing Capital Fund Trust II [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for amortization of premium and discounts	11,999,721	17,486,739
Unrealized Gain	152,293	0
Unrealized Loss	0	(1,083,235)
Estimated Fair Value	12,152,014	16,403,504
Public Housing Capital Fund Trust III [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for amortization of premium and discounts	20,474,100	20,434,848
Unrealized Gain	289,120	0
Unrealized Loss	0	(1,476,627)
Estimated Fair Value	$ 20,763,220	$ 18,958,221